Lines of Businesses- Contribution of Segments to Overall Profitability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Fee and other revenue	$ 12,728	[1]	$ 11,959	[2],[3]	$ 11,561	[2],[4]
Net interest revenue	2,880		3,009		2,973
Total revenue	15,608	[1]	14,968	[2],[3]	14,534	[2],[4]
Provision for credit losses	(48)		(35)		(80)
Noninterest expense	12,177		11,306		11,333
Income (loss) before taxes	3,479	[1]	3,697	[2],[3]	3,281	[2],[4]
Pre-tax operating margin (percent)	22.00%	[5]	25.00%	[2],[5]	23.00%	[2],[5]
Average assets	372,566		342,311		315,381
Net (income) attributable to noncontrolling interests	(84)		(81)		(78)
Investment Management funds
Segment Reporting Information [Line Items]
Fee and other revenue	79		103		113
Investment income, net	163		183		189
Net (income) attributable to noncontrolling interests	(84)		(80)		(76)
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,733	[1]	3,668	[2],[3]	3,464	[2],[4]
Net interest revenue	274		260		214
Total revenue	4,007	[1]	3,928	[2],[3]	3,678	[2],[4]
Provision for credit losses	0		0		0
Noninterest expense	3,106		2,960		2,782
Income (loss) before taxes	901	[1]	968	[2],[3]	896	[2],[4]
Pre-tax operating margin (percent)	22.00%	[5]	25.00%	[2],[5]	24.00%	[2],[5]
Average assets	37,783		38,546		36,120
Net (income) attributable to noncontrolling interests	(84)		(80)		(76)
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	7,719		7,640	[2]	7,345	[2]
Net interest revenue	2,340		2,515		2,439
Total revenue	10,059		10,155	[2]	9,784	[2]
Provision for credit losses	0		1		(3)
Noninterest expense	8,124		7,402		7,560
Income (loss) before taxes	1,935		2,752	[2]	2,227	[2]
Pre-tax operating margin (percent)	19.00%	[5]	27.00%	[2],[5]	23.00%	[2],[5]
Average assets	266,483		247,430		223,233
Other
Segment Reporting Information [Line Items]
Fee and other revenue	1,276		651	[2]	752	[2]
Net interest revenue	266		234		320
Total revenue	1,542		885	[2]	1,072	[2]
Provision for credit losses	(48)		(36)		(77)
Noninterest expense	947		944		991
Income (loss) before taxes	643		(23)	[2]	158	[2]
Average assets	$ 68,300		$ 56,335		$ 56,028

[1]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.
[2]	Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.
[5]	Income before taxes divided by total revenue.